SALARIES AND EMPLOYEES BENEFITS - (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SALARIES AND EMPLOYEES BENEFITS
Salaries	S/ 1,816,939	S/ 1,738,913	S/ 1,662,327
Vacations, medical assistance and others	360,334	336,609	319,384
Bonuses	264,171	248,704	237,192
Worders' profit sharing	252,850	228,786	220,967
Social security	200,935	184,489	205,714
Additional participation	243,787	233,146	188,870
Severance indemnities	151,945	142,363	132,396
Share-based payment plans	120,062	106,865	104,170
Total	S/ 3,411,023	S/ 3,219,875	S/ 3,071,020